7a. Goodwill Impairment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Goodwill Impairment

The Company completed an annual impairment evaluation for the years ended December 31, 2015 and 2014, applying both Step 1 and Step 2 tests as applicable in FASB ASC 350..  The Company performed its annual impairment test and determined there was no impairment during the fiscal year ended December 31, 2015.  In addition, for the fiscal year ended December 31, 2014, it was determined that a full impairment of the trade name and customer list intangible assets related to the Energy Solutions segment was required and such impairment was recorded during the fiscal year ended December 31, 2014.  During 2014, the Company recorded a goodwill impairment write down of $6,363,630 related to its Energy Solutions business segment / reporting unit, which is reflected in the Statement of Operations. The balance recorded as goodwill as of December 31, 2015 and 2014 is $15,676,246 and $4,352,177, respectively, net of accumulated impairment of $16,969,662 for both periods.